Consolidated Balance Sheet (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	214	155
Restricted cash and cash equivalents	448	521
Accounts receivable	815	831
Material and supplies	274	230
Deferred and receivable income taxes	137	43
Other	89	89
Total current assets	1,977	1,869
Properties	26,227	24,541
Intangible and other assets	1,959	249
Total assets	30,163	26,659
Current liabilities
Accounts payable and other	1,477	1,626
Current portion of long-term debt	1,021	577
Total current liabilities	2,498	2,203
Deferred income taxes	6,537	5,555
Pension and other postretirement benefits, net of current portion	541	784
Other liabilities and deferred credits	815	776
Long-term debt	6,819	6,323
Shareholders' equity
Common shares	4,015	4,108
Accumulated other comprehensive loss	(1,850)	(3,257)
Retained earnings	10,788	10,167
Total shareholders' equity	12,953	11,018
Total liabilities and shareholders' equity	30,163	26,659